License Agreement - Additional Information (Detail) - LCP Edge Intermediate, Inc. [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
License Agreement [Line Items]
Patent	$ 3.6
Total royalty expense	$ 0.3